SHARE-BASED PAYMENTS - Schedule of Share-based Payment Liability (Details) - USD ($) $ in Millions	Jun. 30, 2025	Dec. 31, 2024
Share-based payments [Abstract]
Current liability	$ 7	$ 6
Non-current liability	6	9
Total liability for share based payments	$ 13	$ 15